POST BALANCE SHEET EVENTS (Details) - USD ($) $ in Millions	Jan. 23, 2020	Jan. 22, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period
Fair value of consideration			$ 124
Contingent consideration			$ 141	$ 99
Ceterix Orthopaedics
Disclosure of non-adjusting events after reporting period
Percentage of share capital acquired		100.00%
Maximum consideration payable at the acquisition date		$ 105
Fair value of consideration		96
Deferred consideration		5
Contingent consideration		$ 47
Risk-free discount rate (as a percent)		3.30%
Tusker Medical
Disclosure of non-adjusting events after reporting period
Percentage of share capital acquired	100.00%
Maximum consideration payable at the acquisition date	$ 140
Fair value of consideration	139
Deferred consideration	6
Contingent consideration	$ 35